CALVERT LARGE CAP GROWTH FUND
Investment Objective

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard AND Poor's ('S AND P') 500 Index with dividends reinvested serves as a proxy for 'stock market' in this objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under 'Choosing a Share Class' on page 84 and 'Reduced Sales Charges' on page 88 of the Fund's Prospectus, and under 'Method of Distribution' on page 44 of the Fund's Statement of Additional Information ('SAI').

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Management fees		0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.40%	0.56%	0.40%	1.20%
Acquired fund fees and expenses		0.30%	0.30%	0.30%	0.30%
Total annual fund operating expenses		1.58%	2.49%	2.33%	2.13%
Less fee waiver and/or expense reimbursement	[1]	(0.05%)			(0.85%)
Net expenses		1.53%			1.28%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class B, Class C and Class Y through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 1.25% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustments.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Large Cap Growth Fund (USD $)	Class A	Class B - Sold	Class B - Held	Class C - Sold	Class C - Held	Class Y
1 Year	623	752	252	336	236	130
3 Years	945	1,176	776	727	727	585
5 Years	1,290	1,526	1,326	1,245	1,245	1,066
10 Years	2,260	2,602	2,602	2,666	2,666	2,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S AND P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S AND P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

Best Quarter (of periods shown) 9/30/09 15.63% Worst Quarter (of periods shown) 12/31/08 -25.29%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Large Cap Growth Fund		1 Year	5 Years	10 Years
Class A		6.22%	(2.04%)	0.26%
Class A Return after taxes on distributions		6.22%	(2.08%)	0.24%
Class A Return after taxes on distributions and sale of Fund shares		4.04%	(1.72%)	0.22%
Class B		5.44%	(2.61%)	(0.19%)
Class C		9.64%	(1.85%)	(0.12%)
Class Y		11.76%	(0.97%)	0.81%
S AND P 500 Index	[1]	15.06%	2.29%	1.41%
Lipper Large-Cap Growth Funds Avg.		14.80%	2.48%	(0.23%)
[1]	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Calvert Impact Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0001121624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 18, 2011
Prospectus Date	rr_ProspectusDate	Jan 18, 2011
Calvert Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net expenses	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	2,260
Annual Return 2001	rr_AnnualReturn2001	(19.33%)
Annual Return 2002	rr_AnnualReturn2002	(21.27%)
Annual Return 2003	rr_AnnualReturn2003	38.24%
Annual Return 2004	rr_AnnualReturn2004	16.67%
Annual Return 2005	rr_AnnualReturn2005	11.07%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	13.25%
Annual Return 2008	rr_AnnualReturn2008	(45.92%)
Annual Return 2009	rr_AnnualReturn2009	32.59%
Annual Return 2010	rr_AnnualReturn2010	11.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.93%)
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
10 Years	rr_AverageAnnualReturnYear10	0.26%
Calvert Large Cap Growth Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	(2.08%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
Calvert Large Cap Growth Fund | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Calvert Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	(2.61%)
10 Years	rr_AverageAnnualReturnYear10	(0.19%)
Calvert Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
10 Years	rr_AverageAnnualReturnYear10	(0.12%)
Calvert Large Cap Growth Fund | Class B - Sold
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	752
3 Years	rr_ExpenseExampleYear03	1,176
5 Years	rr_ExpenseExampleYear05	1,526
10 Years	rr_ExpenseExampleYear10	2,602
Calvert Large Cap Growth Fund | Class B - Held
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	252
3 Years	rr_ExpenseExampleYear03	776
5 Years	rr_ExpenseExampleYear05	1,326
10 Years	rr_ExpenseExampleYear10	2,602
Calvert Large Cap Growth Fund | Class C - Sold
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	336
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,666
Calvert Large Cap Growth Fund | Class C - Held
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	236
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,666
Calvert Large Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Net expenses	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,066
10 Years	rr_ExpenseExampleYear10	2,395
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	0.81%
Calvert Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard AND Poor's ('S AND P') 500 Index with dividends reinvested serves as a proxy for 'stock market' in this objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under 'Choosing a Share Class' on page 84 and 'Reduced Sales Charges' on page 88 of the Fund's Prospectus, and under 'Method of Distribution' on page 44 of the Fund's Statement of Additional Information ('SAI').

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee waiver or reimbursement over assets, date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of its portfolio's average value.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other calvert Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S AND P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S AND P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its net assets in preferred securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below shows the fund's performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (of periods shown) 9/30/09 15.63% Worst Quarter (of periods shown) 12/31/08 -25.29%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Large Cap Growth Fund | S AND P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[3]
Calvert Large Cap Growth Fund | Lipper Large-Cap Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(0.23%)

[1]	The contingent deferred sales charge reduces over time.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class B, Class C and Class Y through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 1.25% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustments.
[3]	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)